Provisions and other non-current liabilities - Additional information (Details)	12 Months Ended	60 Months Ended
	Dec. 31, 2019 patent complaint	Dec. 31, 2019 complaint
Subclassifications of assets, liabilities and equities [abstract]
Number of legal cases filed against company | complaint	2	50
Number of patents allegedly infringed | patent	2